Other gains, net (Tables)	12 Months Ended
Dec. 31, 2019
Other gains, net
Schedule of Other gains, net

	2017	2018	2019
	RMB	RMB	RMB

Foreign currency exchange (losses)/gains	(1,721)	(22,103)	3,546
Gains on disposal of property, plant and equipment and intangible assets, net	16,430	47,309	14,911
Government grants	28,946	60,449	66,050
Other income from business cooperation arrangements with Yusheng	—	48,102	109,864
Gains from guarantee liabilities	—	2,462	34,782
VAT refund	—	71,505	82,107
Others	(12,079)	(26,610)	(5,478)

	31,576	181,114	305,782